Cash and cash equivalents	6 Months Ended
Jun. 30, 2025
Cash and cash equivalents [abstract]
Cash and cash equivalents	Cash and cash equivalents

	As of June 30,	As of December 31,
(in thousands of $)	2025	2024
Money market funds	2,082,094	1,394,409
Term accounts	–	100,000
Cash and bank balances	3,882	5,527
Total cash and cash equivalents	2,085,976	1,499,936
Cash and cash equivalents comprise cash and bank balances, term accounts with an original maturity not exceeding three months, and money market funds that are readily convertible to cash and are subject to an insignificant risk of changes in value.
Cash positions are invested with preferred financial partners, which are considered to be high quality financial institutions with sound credit ratings to reduce credit risk.
On June 30, 2025, cash and cash equivalents included $429 million (€366 million) held in EUR which could generate a foreign currency exchange gain or loss in the financial results in accordance with the fluctuations of the USD/EUR exchange rate as the Company’s functional and reporting currency is USD.